Concentrations of Risk	12 Months Ended
Jun. 30, 2024
Concentrations of Risk [Abstract]
Concentrations of risk

Note 16 – Concentrations of risk

Credit Risk

The Company is exposed to credit risk from its cash in banks and advances on performance obligations.

As of June 30, 2024 and June 30, 2023, $0 was deposit with a bank located in the US or PRC subject to credit risk. In the US, the insurance coverage of each bank is USD $250,000. In PRC, the insurance coverage of each bank is RMB 500,000 (approximately $71,000).

Prepayments and advances are subject to credit evaluation. An allowance will be made for allowance on estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer Concentration Risk

As of June 30, 2024, one customer accounted for 100% of the Company’s accounts receivable. There were no accounts receivable as of June 30, 2023.

For the year ended June 30, 2024, one customer accounted for 94% of the Company’s total sales. There were no sales for the year ended June 30, 2023. For the year ended June 30, 2022, no customer accounted for over 10% of the Company’s total sales.

Vendor Concentration Risk

As of June 30, 2024 and June 30, 2023, one vendor accounted for 100% of the Company’s accounts payable.

For the year ended June 30, 2024, one vendor accounted for 90% of the Company’s total purchases. There were no purchases for the year ended June 30, 2023. For the year ended June 30, 2022, three vendors accounted for 60%, 27% and 13% of the Company’s total purchases.